Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	799.75
Total Transaction Valuation	5,791,061.29
Total Offset Amount	0.00
Net Fee	$ 799.75
Offering Table N/A
Offset Table N/A	N/A